Report for the Calendar Year or Quarter Ended:	September 30, 2006
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 5, 2006

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$287,395

List of Other Managers Included:		NONE



ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
8123
167270
167270
167270
D
AMERICAN INTERNATIONAL GP
COM
026874107
10298
155424
155424
155424
D
APPLIED MATERIALS
COM
038222105
7955
448690
448690
448690
D
AUTOMATIC DATA PROCESSING
COM
053015103
8144
172030
172030
172030
D
BANK OF AMERICA CORP
COM
060505104
261
4874
4874
4874
D
BELLSOUTH CORP
COM
079860102
485
11337
11337
11337
D
BOEING
COM
097023105
288
3650
3650
3650
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
202
8125
8125
8125
D
CAPITAL SOUTHWEST CORP
COM
140501107
494
4150
4150
4150
D
CHEVRON-TEXACO CORP
COM
166764100
279
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
809
16821
16821
16821
D
CISCO SYSTEMS
COM
17275R102
294
12799
12799
12799
D
CITIGROUP, INC.
COM
172967101
11299
227478
227478
227478
D
COMMUNITY TRUST BANCORP
COM
204149108
225
5977
5977
5977
D
COMPASS BANCSHARES
COM
20449H109
5826
102250
102250
102250
D
CONOCOPHILLIPS
COM
20825C104
9298
156198
156198
156198
D
CR BARD INC
COM
067383109
8037
107165
107165
107165
D
DENTSPLY INTERNATIONAL
COM
249030107
5173
171805
171805
171805
D
DIAGEO PLC
COM
25243Q205
7676
108058
108058
108058
D
DUPONT DE NEMOURS
COM
263534109
214
4998
4998
4998
D
EXXON MOBIL CORP
COM
30231G102
14531
216564
216564
216564
D
FED NAT'L MRTGE ASSN
COM
313586109
489
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
7405
103315
103315
103315
D
GENERAL ELECTRIC
COM
369604103
11068
313552
313552
313552
D
HORMEL
COM
440452100
7850
218165
218165
218165
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
6454
169920
169920
169920
D
INTERNATIONAL GAME TECH
COM
459902102
8171
196895
196895
196895
D
INTUIT, INC
COM
461202103
7962
248105
248105
248105
D
JOHNSON & JOHNSON
COM
478160104
12043
185442
185442
185442
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
8646
149000
149000
149000
D
MEDTRONIC INC
COM
585055106
10840
233430
233430
233430
D
MERCK & CO.
COM
589331107
251
5990
5990
5990
D
METROPOLITAN LIFE INS. CO
COM
59156R108
11516
203175
203175
203175
D
MICROSOFT
COM
594918104
9376
342828
342828
342828
D
NATIONAL CITY CORP
COM
635405103
246
6720
6720
6720
D
NESS ENERGY INTERNATIONAL
COM
64104P105
3
20000
20000
20000
D
ORACLE CORPORATION
COM
68389X105
8298
467779
467779
467779
D
PEPSICO
COM
713448108
12154
186240
186240
186240
D
PFIZER INC
COM
717081103
1677
59127
59127
59127
D
PORTFOLIO RECOVERY ASSOC.
COM
73640Q105
4598
104800
104800
104800
D
PROCTER & GAMBLE
COM
742718109
12799
206501
206501
206501
D
ROYAL DUTCH SHELL
COM
780259206
326
4925
4925
4925
D
SABINE ROYALTY TRUST
COM
785688102
225
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
283
12800
12800
12800
D
SIGMA ALDRICH
COM
826552101
8121
107320
107320
107320
D
STATE STREET CORP
COM
857477103
5777
92580
92580
92580
D
SYSCO CORPORATION
COM
871829107
7366
220200
220200
220200
D
THUNDER ENERGY TRUST
COM
88604T101
311
50000
50000
50000
D
UNITED PARCEL SERVICE
COM
911312106
7154
99440
99440
99440
D
US BANCORP
COM
902973304
1100
33106
33106
33106
D
VANGUARD STAR FD #56
COM
921909107
768
37350
37350
37350
D
VIACOM CL-B
COM
92553P201
6657
179061
179061
179061
D
WAL-MART
COM
931142103
7550
153076
153076
153076
S
REPORT SUMMARY
54
RECORDS
287395
0
OTHER MANAGERS